GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Nov. 25, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 3: GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill by business segment for the years ended November 25, 2018 and November 26, 2017, were as follows:

	Americas	Europe	Asia	Total
	(Dollars in thousands)
Balance, November 27, 2016	$207,723	$25,341	$1,216	$234,280
Foreign currency fluctuation	42	2,983	22	3,047

Balance, November 26, 2017	207,765	28,324	1,238	237,327
Foreign currency fluctuation	(34)	(1,060)	13	(1,081)

Balance, November 25, 2018	$207,731	$27,264	$1,251	$236,246

Other intangible assets, net, were as follows:

	November 25, 2018			November 26, 2017
	Gross Carrying Value	Accumulated Amortization	Total	Gross Carrying Value	Accumulated Amortization	Total
	(Dollars in thousands)
Non-amortized intangible assets:
Trademarks	$42,743	$—	$42,743	$42,743	$—	$42,743
Amortized intangible assets:
Acquired contractual rights	462	(370)	92	480	(330)	150

Total	$43,205	$(370)	$42,835	$43,223	$(330)	$42,893

For the year ended November 27, 2016, amortization of these intangible assets was $0.2 million. The amortization of these intangible assets in the years ended November 25, 2018 and November 26, 2017 is immaterial.

As of November 25, 2018, there was no impairment to the carrying value of the Company’s goodwill or non-amortized intangible assets.